Segment information (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Revenues	$ 32,085,000,000	$ 21,282,000,000	$ 34,868,000,000
Costs	12,116,000,000	10,763,000,000	14,549,000,000
Gross profit / (loss)	19,969,000,000	10,519,000,000	20,319,000,000
Net loss from fair value adjustment of investment properties	(13,650,000,000)	12,742,000,000	83,080,000,000
General and administrative expenses	5,277,000,000	4,948,000,000	5,413,000,000
Selling expenses	2,237,000,000	2,443,000,000	2,988,000,000
Other operating results, net	61,000,000	(141,000,000)	195,000,000
Loss from operations	26,166,000,000	(9,755,000,000)	95,193,000,000
Share of loss of associates and joint ventures	(355,000,000)	(7,182,000,000)	17,787,000,000
Segment profit	25,811,000,000	(16,937,000,000)	112,980,000,000
Operations Center in Israel [Member]
Statement [Line Items]
Revenues	32,085,000,000	21,282,000,000	34,868,000,000
Costs	(12,116,000,000)	(10,763,000,000)	(14,549,000,000)
Gross profit / (loss)	19,969,000,000	10,519,000,000	20,319,000,000
Net loss from fair value adjustment of investment properties	13,650,000,000	(12,742,000,000)	83,080,000,000
General and administrative expenses	5,277,000,000	4,948,000,000	5,413,000,000
Selling expenses	2,237,000,000	2,443,000,000	2,988,000,000
Other operating results, net	61,000,000	(141,000,000)	195,000,000
Loss from operations	26,166,000,000	(9,755,000,000)	95,193,000,000
Share of loss of associates and joint ventures	(355,000,000)	(7,182,000,000)	17,787,000,000
Segment profit	25,811,000,000	(16,937,000,000)	112,980,000,000
Reportable assets	372,792,000,000	365,325,000,000	1,544,809,000,000
Reportable liabilities	(203,065,000,000)	(229,672,000,000)	(1,242,703,000,000)
Net reportable assets	169,727,000,000	135,653,000,000	302,106,000,000
Operations Center in Israel [Member] | Income and Other Comprehensive Income, Total [Member]
Statement [Line Items]
Revenues	25,593,000,000	16,585,000,000	27,434,000,000
Costs	(5,333,000,000)	(5,665,000,000)	(6,725,000,000)
Gross profit / (loss)	20,260,000,000	10,920,000,000	20,709,000,000
Net loss from fair value adjustment of investment properties	12,328,000,000	(12,542,000,000)	83,728,000,000
General and administrative expenses	5,327,000,000	5,049,000,000	5,527,000,000
Selling expenses	2,242,000,000	2,477,000,000	3,029,000,000
Other operating results, net	28,000,000	(256,000,000)	29,000,000
Loss from operations	25,047,000,000	9,404,000,000	95,910,000,000
Share of loss of associates and joint ventures	466,000,000	(6,541,000,000)	17,367,000,000
Segment profit	25,513,000,000	(15,945,000,000)	113,277,000,000
Reportable assets	325,837,000,000	335,973,000,000	1,498,210,000,000
Reportable liabilities	0	0	(987,692,000,000)
Net reportable assets	325,837,000,000	335,973,000,000	510,518,000,000
Operations Center in Israel [Member] | Elimination of Inter-Segment Transactions and Non-reportable Assets / Liabilities [Member]
Statement [Line Items]
Revenues	0	(51,000,000)	(54,000,000)
Costs	0	0	(7,956,000,000)
Gross profit / (loss)	0	(51,000,000)	(54,000,000)
Net loss from fair value adjustment of investment properties	0	0	(648,000,000)
General and administrative expenses	23,000,000	79,000,000	79,000,000
Selling expenses	0	0	41,000,000
Other operating results, net	(23,000,000)	(28,000,000)	(25,000,000)
Loss from operations	0	0	(169,000,000)
Share of loss of associates and joint ventures	0	0	420,000,000
Segment profit	0	0	(169,000,000)
Reportable assets	48,894,000,000	31,833,000,000	48,303,000,000
Reportable liabilities	(203,065,000,000)	(229,672,000,000)	(255,011,000,000)
Net reportable assets	(154,171,000,000)	(197,839,000,000)	(206,708,000,000)
Operations Center in Israel [Member] | Expenses and Collective Promotion Funds [Member]
Statement [Line Items]
Revenues	6,725,000,000	4,830,000,000	7,638,000,000
Costs	(6,874,000,000)	(5,213,000,000)	(7,956,000,000)
Gross profit / (loss)	(149,000,000)	(383,000,000)	(318,000,000)
Net loss from fair value adjustment of investment properties	0	0	(648,000,000)
General and administrative expenses	0	0	35,000,000
Selling expenses	0	0	41,000,000
Other operating results, net	56,000,000	176,000,000	149,000,000
Loss from operations	(93,000,000)	(207,000,000)	(169,000,000)
Share of loss of associates and joint ventures	0	0	420,000,000
Segment profit	(93,000,000)	(207,000,000)	(169,000,000)
Reportable assets	0	0	(1,704,000,000)
Reportable liabilities	0	0	0
Net reportable assets	0	0	(1,704,000,000)
Operations Center in Israel [Member] | Joint Ventures [Member]
Statement [Line Items]
Revenues	(233,000,000)	(82,000,000)	(150,000,000)
Costs	91,000,000	115,000,000	132,000,000
Gross profit / (loss)	(142,000,000)	33,000,000	(18,000,000)
Net loss from fair value adjustment of investment properties	1,322,000,000	(200,000,000)	(648,000,000)
General and administrative expenses	27,000,000	22,000,000	35,000,000
Selling expenses	5,000,000	34,000,000	41,000,000
Other operating results, net	0	(33,000,000)	42,000,000
Loss from operations	1,212,000,000	(144,000,000)	(548,000,000)
Share of loss of associates and joint ventures	(821,000,000)	(641,000,000)	420,000,000
Segment profit	391,000,000	(785,000,000)	(128,000,000)
Reportable assets	(1,939,000,000)	(2,481,000,000)	(1,704,000,000)
Reportable liabilities	0	0	0
Net reportable assets	$ (1,939,000,000)	$ (2,481,000,000)	$ (1,704,000,000)